Note 17 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Agreement Date	Counterparty	Effective (start) date:	Termination Date:	Notional amount on effective date	Interest rate payable
June 3, 2016	ABN Amro Bank	April 13, 2018	Ju1y 13, 2021	$16,575	1.4425%
December 19, 2016	ABN Amro Bank	December 21, 2016	January 13, 2022	$20,700	2.0800%
December 19, 2016	ABN Amro Bank	December 21, 2016	August 10, 2022	$19,450	2.1250%
March 29, 2017	NORD/LB Bank	May 17, 2017	May 17, 2023	$21,139	2.1900%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants Outstanding December 31, 2016	Warrant Shares Outstanding December 31, 2016	Term	Warrant Exercise Price*	Fair Value – Liability December 31, 2016
2,673,406	347,543	5 years	$19.70	3,222
Warrants Outstanding December 31, 2017	Warrant Shares Outstanding December 31, 2017	Term	Warrant Exercise Price	Fair Value – Liability December 31, 2017
1,976,389	2,134,501	5 years	$2.30	3,332

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Fair Value Measurement at Reporting Date
As of December 31, 2016	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Non-current asset	300	-	300	-
Non-current liability	3,563	-	341	3,222
As of December 31, 2017
Non-current asset	394	-	394	-
Non-current liability	3,335	-	3	3,332

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Closing balance – December 31, 2015	3,216
Change in fair value of Warrants, included in the consolidated statements of comprehensive loss	641
Adjustment for cashless exercise of Warrants, included in Additional paid-in capital line item of consolidated balance sheets	(635)
Closing balance – December 31, 2016	3,222
Change in fair value of Warrants, included in the consolidated statements of comprehensive loss	256
Adjustment for cashless exercise of Warrants, included in Additional paid-in capital line item of consolidated balance sheets	(146)
Closing balance – December 31, 2017	3,332

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2016	Fair Value at December 31, 2017	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Value December 31, 2016	Value December 31, 2017
Warrants	3,222	3,332	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	104.70%	233%

Derivative Instruments, Gain (Loss) [Table Text Block]
	Amount of gain/(loss) recognized in Statement of comprehensive loss located in Loss on derivate financial instruments
	2015	2016	2017
Interest rate swaps- change in fair value	-	(41)	431
Interest rate swaps– realized gain/(loss)	225	(16)	(476)
Warrants- change in fair value	(617)	(641)	(256)
Total	(392)	(698)	(301)